Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000004198 | PepsiCo, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004198 | Ubiquiti, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004198 | Incyte Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | Viasat, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004198 | Neurocrine Biosciences, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Biogen, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Hershey Company (The)_0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Cimpress plc_0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004198 | Ziff Davis, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004198 | United Natural Foods, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004198 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C000004198 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	114.60%
C000212809 | PepsiCo, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212809 | Ubiquiti, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000212809 | Incyte Corporation_0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212809 | Viasat, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212809 | Neurocrine Biosciences, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212809 | Biogen, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000212809 | U.S. Treasury Inflation-Protected Notes_1.875_2035-07-15
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000212809 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000212809 | U.S. Treasury Notes_4.375_2036-05-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212809 | U.S. Treasury Inflation-Protected Bonds_2.125_2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000212809 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	36.70%
C000212809 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	81.20%
C000212809 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000004199 | U.S. Treasury Inflation-Protected Notes_1.875_2035-07-15
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000004199 | U.S. Treasury Inflation-Protected Notes_1.75_2034-01-15
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004199 | U.S. Treasury Notes_4.375_2036-05-15
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004199 | U.S. Treasury Inflation-Protected Bonds_2.125_2054-02-15
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004199 | U.S. Treasury Notes_3.375_2028-02-29
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000004199 | U.S. Treasury Bills_3.520_2026-11-27
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004199 | U.S. Treasury Notes_3.5_2031-02-28
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004199 | U.S. Treasury Inflation-Protected Notes_2.5_2029-01-15
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004199 | U.S. Treasury Inflation-Protected Notes_0.125_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004199 | U.S. Treasury Notes_1.5_2026-08-15
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004199 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000004199 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004199 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	79.20%
C000004199 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%